Post-employment benefits for employees (Details 10) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined contribution pension and other post-retirement plans disclosure [line items]
Post-employment benefit expense, defined contribution plans	$ 556	$ 556
Personnel costs	$ 13,200	$ 12,700
Continuing operations
Defined contribution pension and other post-retirement plans disclosure [line items]
Post-employment benefit expense, defined contribution plans			$ 477
Personnel costs			$ 12,700